Warrants Liability (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended
	Aug. 31, 2020	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Statement [Line Items]
Warrants Liability		$ 75		$ 31,338
Warranty Liability [Member]
Statement [Line Items]
Issuance of common stock of direct offering	42,499
Issuance of warrants of direct offering	21,250
Proceeds from direct offering	$ 9,999,997
Exercise price of warrants issued	$ 276.90
Warrants Liability		75		$ 31,338
Gain on change in fair value		$ 31,263	$ 113,211